Joint arrangements - Summary of Interest Percentage in Joint Ventures (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
North West Shelf Gas Pty Ltd
Disclosure of joint ventures [line items]
Group interest %	33.30%	33.30%
North West Shelf Liaison Company Pty Ltd
Disclosure of joint ventures [line items]
Group interest %	0.00%	33.30%
China Administration Company Pty Ltd
Disclosure of joint ventures [line items]
Group interest %	33.30%	33.30%
North West Shelf Shipping Service Company Pty Ltd
Disclosure of joint ventures [line items]
Group interest %	0.00%	33.30%
North West Shelf Lifting Coordinator Pty Ltd
Disclosure of joint ventures [line items]
Group interest %	33.30%	33.30%